Expense Example - FidelityFlex500IndexFund-PRO - FidelityFlex500IndexFund-PRO - Fidelity Flex 500 Index Fund - Fidelity Flex 500 Index Fund	Apr. 29, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none